SCHEDULE OF FINANCIAL ASSET – CONTINGENT CONSIDERATION ASSETS (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Accounting Policies [Abstract]
Financial asset - contingent consideration asset, current portion	$ 1,970,513	$ 15,370,000
Financial asset - contingent consideration asset, non-current portion	421,795	3,290,000	1,680,000
Financial asset - contingent consideration asset, net	$ 2,392,308	$ 18,660,000	$ 1,680,000